Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Convertible Preferred Stock
At September 30, 2021 and as of the IPO date, the Class A common stock reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	$(10,764,000)
Class A common stock issuance costs	$(15,031,830)
Plus:
Accretion of carrying value to redemption value	$(25,795,830)
Class A common stock subject to possible redemption	$207,372,020

As of December 31, 2020, Convertible Preferred Stock consists of the following:

Preferred Series	Par Value	Authorized	Issued and Outstanding	Carrying Value	Liquidation Preference	Conversion Price/Share
Series A	$0.0001	24,002,981	20,308,856	$26,708	$55,876	$0.9171
Series B	0.0001	11,814,580	11,808,789	50,686	152,925	4.3167
Series C	0.0001	9,826,819	8,951,819	64,197	193,185	7.1935
Series D-1	0.0001	13,377,998	12,234,650	87,663	240,000	6.5388
Series D-2	0.0001	9,861,666	8,109,888	40,168	96,000	3.9458
Total		68,884,044	61,414,002	$269,422	$737,986

Schedule of Net Loss Per Share
The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$4,665,890	$1,166,473	$(1,183,075)	$(333,591)
Denominator:
Basic and diluted weighted average shares outstanding	$27,600,000	$6,900,000	$24,061,538	$6,784,615
Basic and diluted net loss per common stock	$0.17	$0.17	$(0.05)	$(0.05)
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for each of the nine months ended September 30:

	Nine Months Ended September 30,
	2021	2020
Numerator:
Net loss	$(83,892)	$(49,375)
Denominator:
Weighted-average common shares outstanding, basic and diluted	11,481,620	15,008,629
Net loss per share attributable to common stockholders, basic and diluted	$(7.31)	$(3.29)

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for each of the years ended December 31:

	Years Ended December 31,
	2020	2019
Numerator:
Net loss	$(97,023)	$(9,334)
Loss on repurchase of convertible preferred stock	(11,053)	—
Net loss attributable to common stockholders	$(108,076)	$(9,334)
Denominator:
Weighted-average common shares outstanding, basic and diluted	14,761,577	14,760,682
Net loss per share attributable to common stockholders, basic and diluted	$(7.32)	$(0.63)